Exhibit 99
Ford Credit Auto Owner Trust 2013-D
Monthly Investor Report

Collection Period	May 2016
Payment Date	6/15/2016
Transaction Month	31
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,526,999,130.67	67,609	55.3 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$347,900,000.00	0.24000%	December 15, 2014
Class A-2 Notes	$467,100,000.00	0.450%	August 15, 2016
Class A-3 Notes	$471,600,000.00	0.670%	April 15, 2018
Class A-4 Notes	$110,200,000.00	1.110%	February 15, 2019
Class B Notes	$44,110,000.00	1.540%	March 15, 2019
Class C Notes	$29,410,000.00	1.720%	July 15, 2019
Class D Notes	$29,410,000.00	2.320%	May 15, 2020
Total	$1,499,730,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,228,457.72

Principal:
Principal Collections	$14,288,177.67
Prepayments in Full	$7,247,867.76
Liquidation Proceeds	$199,445.09
Recoveries	$42,956.91
Sub Total	$21,778,447.43
Collections	$23,006,905.15

Purchase Amounts:
Purchase Amounts Related to Principal	$550,645.16
Purchase Amounts Related to Interest	$3,361.09
Sub Total	$554,006.25

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$23,560,911.40

Ford Credit Auto Owner Trust 2013-D
Monthly Investor Report

Collection Period	May 2016
Payment Date	6/15/2016
Transaction Month	31
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$23,560,911.40
Servicing Fee	$311,396.53	$311,396.53	$0.00	$0.00	$23,249,514.87
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$23,249,514.87
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$23,249,514.87
Interest - Class A-3 Notes	$82,438.80	$82,438.80	$0.00	$0.00	$23,167,076.07
Interest - Class A-4 Notes	$101,935.00	$101,935.00	$0.00	$0.00	$23,065,141.07
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$23,065,141.07
Interest - Class B Notes	$56,607.83	$56,607.83	$0.00	$0.00	$23,008,533.24
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$23,008,533.24
Interest - Class C Notes	$42,154.33	$42,154.33	$0.00	$0.00	$22,966,378.91
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$22,966,378.91
Interest - Class D Notes	$56,859.33	$56,859.33	$0.00	$0.00	$22,909,519.58
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$22,909,519.58
Regular Principal Payment	$21,628,569.84	$21,628,569.84	$0.00	$0.00	$1,280,949.74
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$1,280,949.74
Residual Released to Depositor	$0.00	$1,280,949.74	$0.00	$0.00	$0.00
Total		$23,560,911.40

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$21,628,569.84
Total					$21,628,569.84
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$21,628,569.84	$45.86	$82,438.80	$0.17	$21,711,008.64	$46.03
Class A-4 Notes	$0.00	$0.00	$101,935.00	$0.93	$101,935.00	$0.93
Class B Notes	$0.00	$0.00	$56,607.83	$1.28	$56,607.83	$1.28
Class C Notes	$0.00	$0.00	$42,154.33	$1.43	$42,154.33	$1.43
Class D Notes	$0.00	$0.00	$56,859.33	$1.93	$56,859.33	$1.93
Total	$21,628,569.84	$14.42	$339,995.29	$0.23	$21,968,565.13	$14.65

Ford Credit Auto Owner Trust 2013-D
Monthly Investor Report

Collection Period	May 2016
Payment Date	6/15/2016
Transaction Month	31

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$147,651,574.38	0.3130865	$126,023,004.54	0.2672244
Class A-4 Notes	$110,200,000.00	1.0000000	$110,200,000.00	1.0000000
Class B Notes	$44,110,000.00	1.0000000	$44,110,000.00	1.0000000
Class C Notes	$29,410,000.00	1.0000000	$29,410,000.00	1.0000000
Class D Notes	$29,410,000.00	1.0000000	$29,410,000.00	1.0000000
Total	$360,781,574.38	0.2405644	$339,153,004.54	0.2261427

Pool Information
Weighted Average APR	4.000%	4.005%
Weighted Average Remaining Term	30.21	29.41
Number of Receivables Outstanding	30,400	29,475
Pool Balance	$373,675,837.52	$351,167,309.73
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$360,781,574.38	$339,153,004.54
Pool Factor	0.2447125	0.2299722

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$7,634,995.65
Targeted Credit Enhancement Amount	$7,634,995.65
Yield Supplement Overcollateralization Amount	$12,014,305.19
Targeted Overcollateralization Amount	$12,014,305.19
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$12,014,305.19

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$7,634,995.65
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$7,634,995.65
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$7,634,995.65

Ford Credit Auto Owner Trust 2013-D
Monthly Investor Report

Collection Period	May 2016
Payment Date	6/15/2016
Transaction Month	31
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		91	$222,392.11
(Recoveries)		113	$42,956.91
Net Loss for Current Collection Period			$179,435.20
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.5762%

Preceding and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Preceding Collection Period			0.6487%
Second Preceding Collection Period			0.2489%
Preceding Collection Period			0.4043%
Current Collection Period			0.5941%
Four Month Average (Current and Preceding Three Collection Periods)			0.4740%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		3,990	$8,601,499.40
(Cumulative Recoveries)			$1,056,360.29
Cumulative Net Loss for All Collection Periods			$7,545,139.11
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.4941%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,155.76
Average Net Loss for Receivables that have experienced a Realized Loss			$1,891.01

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	2.38%	501	$8,370,007.41
61-90 Days Delinquent	0.18%	40	$618,512.89
91-120 Days Delinquent	0.08%	14	$280,007.25
Over 120 Days Delinquent	0.27%	44	$954,856.35
Total Delinquent Receivables	2.91%	599	$10,223,383.90

Repossession Inventory:
Repossessed in the Current Collection Period		17	$240,377.80
Total Repossessed Inventory		29	$518,646.21

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.2967%
Preceding Collection Period			0.3816%
Current Collection Period			0.3325%
Three Month Average			0.3369%

Ford Credit Auto Owner Trust 2013-D
Monthly Investor Report

Collection Period	May 2016
Payment Date	6/15/2016
Transaction Month	31

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 3, 2016

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer